Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 425,000
Previously Paid Amount	0.00
Total Fee Amount	58.69
Total Offset Amount	0.00
Net Fee	58.69
Narrative - Max Aggregate Offering Price	$ 425,000
Final Prospectus	true